Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Due to Related Party

The transactions amount due to a related party are as of the following:

	2025	2024	2023
Beginning of the years January 1	$24,842	$25,929	$25,336
Exchange difference	1,549	(1,087)	593
Years ended December 31	$26,391	$24,842	$25,929